Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Bank Borrowings [Abstract]
Schedule of various loan agreements
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Beginning balance	$5,649	$13,156	$11,922	$12,184
Proceeds from bank borrowings	3,714	13,158	9,473	26,603
Repayments of principal	—	—	(11,894)	(12,265)
Exchange difference	22	(144)	(89)	(64)
Ending balance	$9,412	$26,458	$9,412	$26,458
	December 31, 2020	June 30, 2021
Current	$12,184	$16,572
Non-current	—	9,886
Total	$12,184	$26,458

	December 31, 2019	December 31, 2020
Beginning balance as of January 1	$66,267	$11,922
Proceeds from bank borrowings	17,735	17,308
Repayments of principal during the year	(71,674)	(17,815)
Exchange difference	(406)	769
Ending balance as of December 31	$11,922	$12,184

Including:
Current	$11,922	$12,184
Total	$11,922	$12,184

Schedule of banking facilities and aggregate carrying amount
	December 31, 2020	June 30, 2021
Buildings	$22,732	$31,877
Machinery and equipment	19,297	17,835
Land use rights	2,789	4,466
Total	$44,818	$54,178

	December 31, 2019	December 31, 2020
Buildings	$22,414	$22,732
Machinery and equipment	20,936	19,297
Land use rights	2,672	2,789
Total	$46,022	$44,818